Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
10.	LEASES

The leases of the Company were classified as operating leases mainly for offices and staff dormitories.

Rent expense is recognized on a straight-line basis over the lease term. The discount rate was set with reference to the loan prime rate published by the Bank of China.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
Right-of-use assets	$1,874	$3,228
Operating lease liabilities – current	$1,257	$1,027
Operating lease liabilities – non-current	683	2,172
Total operating lease liabilities	$1,940	$3,199

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.62
Weighted average discount rate	4.03%

During the years ended December 31, 2022, 2023 and 2024, the Group incurred total operating lease expenses of $1,348, $1,538 and $1,372, respectively.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the fiscal years ended December,	Amounts
2025	$1,133
2026	683
2027	647
2028	592
2029	408
Thereafter	—
Total lease payments	3,463
Less: imputed interest	(264)
Total operating lease liabilities, net of interest	$3,199